Trade and Other Payables (Details Narrative) - NZD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Employee benefits liabilities	[1]	$ 30,175	$ 28,009	$ 31,380
Outstanding share percentage		1.50%
US [Member]
Statement Line Items [Line Items]
Warrants exercise price		$ 0.37

[1]	Staff costs include an accrual of $11.6m for phantom warrants which has been recognised in the brand transition, restructure and transaction expense line in the consolidated statement of profit or loss and other comprehensive income